Shareholders' Equity - Schedule of Estimated Fair Value of Weighted Average Assumption (Details) (10-K)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Risk free rate of return	1.92%
Option lives in years	6 years
Annual volatility of stock price	198.03%
Dividend yield	0.00%